Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefit Plans
Schedule of changes in the defined benefit obligation and fair value of plan assets

	As of December 31,
(in $ millions)	2022	2021
Changes in benefit obligation:
Benefit obligation, beginning of year	$1,001	$1,046
Service cost	5	6
Interest cost	16	13
Plan participants’ contribution	1	1
Actuarial (gain) loss, net	(339)	(18)
Benefit paid	(18)	(22)
Plan amendments	—	(1)
Curtailments and settlements	(3)	(3)
Expenses paid from assets	(1)	(1)
Currency translation adjustment	(92)	(20)
Benefit obligation, end of year	570	1,001
Change in fair value of plan assets
Fair value of plan assets, beginning of year	670	634
Employer contributions	32	25
Plan participants’ contributions	1	1
Benefits paid	(18)	(22)
Actual return on plan assets	(194)	47
Expenses paid from assets	(1)	(1)
Plan settlements	(3)	(3)
Currency translation adjustments	(62)	(11)
Fair value of plan assets, end of year	$425	$670
Unfunded status	$145	$331

Schedule of amount included in accumulated other comprehensive loss that has not been recognized as a component of net periodic pension benefit (cost)

	As of December 31,
(in $ millions)	2022	2021
Unrecognized net actuarial loss	$20	$150
Prior service cost	2	3
Total	22	153
Deferred taxes	5	(25)
Amounts recognized in accumulated other comprehensive loss	$27	$128

Schedule of components of net periodic pension benefit (cost)

	Year ended December 31,
(in $ millions)	2022	2021	2020
Service cost	$5	$6	$7
Interest cost	16	13	15
Expected return on plan assets	(26)	(25)	(24)
Amortization of actuarial loss	2	4	2
Curtailments and settlements	—	(1)	4
Net periodic pension (benefit) cost	$(3)	$(3)	$4

Schedule of weighted average assumptions used to determine the net periodic pension benefit (cost) and projected benefit obligation

	Year ended December 31,
	2022	2021	2020
Net periodic pension (benefit) cost:
Interest cost discount rate	1.7%	1.2%	1.8%
Expected long-term return on plan assets	4.5%	4.4%	4.4%
Rate of compensation increase	3.1%	2.6%	2.6%

Projected benefit obligation:
Discount rate	4.5%	1.7%	1.2%

Schedule of fair value of pension plan assets

	As of December 31, 2022
(in $ millions)	Level 1	Level 2	Level 3	Total
Matching assets
Liability-driven investments	$—	$129	$—	$129
Return-seeking assets
Equity funds	—	18	54	72
Debt funds	—	27	8	35
Real estate funds	—	44	19	63
Other	—	8	40	48
Cash and cash equivalents	33	—	—	33
	$33	$226	$121	380
Other investments measured at NAV				45
Total fair value of plan assets				$425

	As of December 31, 2021
(in $ millions)	Level 1	Level 2	Level 3	Total
Matching assets
Liability-driven investments	$—	$209	$—	$209
Return-seeking assets
Equity funds	—	73	28	101
Debt funds	—	119	11	130
Real estate funds	—	72	19	91
Other	—	41	33	74
Cash and cash equivalents	7	—	—	7
	$7	$514	$91	612
Other investments measured at NAV				58
Total fair value of plan assets				$670

Schedule of defined benefit pension plans to make the following estimated future benefit payments

(in $ millions)	Amount
2023	$20
2024	20
2025	21
2026	22
2027	24
2028-2032	135